HOLDING COMPANY INDIRECT SUBSIDIARIES (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Jun. 26, 2019 USD ($) $ / shares shares	Feb. 01, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 $ / shares	Dec. 21, 2018 $ / shares
Disclosure of subsidiaries [abstract]
Par value per share (in dollars per share) | $ / shares			$ 0.000111651	$ 0.000111651	$ 0.000111650536
Series C Convertible Preference Shares [Member]
Disclosure of subsidiaries [abstract]
Ordinary shares transferred to majority shareholder (in shares) | shares	7,813,493
Par value per share (in dollars per share) | $ / shares	$ 0.0001				$ 0.000111650536
Aggregate preference amount waived off	$ 47.9		$ 47.9
Proceeds from sale of assets upon a voluntary or involuntary liquidation, dissolution or winding up	86.2		86.2
Amount to be received in preference under voluntary or involuntary liquidation, dissolution or winding up	$ 38.3
Digital Globe Services, Inc. [Member]
Disclosure of subsidiaries [abstract]
Sales price of asset		$ 0.4
Percentage of sale proceeds paid in cash		50.00%
Cash consideration received on sale of assets		$ (0.2)
Gain on sale of assets			$ 0.2
Promissory note maturity date			Feb. 29, 2020
Promissory note compounded monthly interest rate			0.08
Percentage of receivables to be collected by purchaser			0.75
Transition service period			12 months